Equity Method Investments (Reconciliation Of Investments In Equity Affiliates) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Equity Method Investments
Beginning of year	$ 1,606	$ 250
Additional investments	208	77
DIRECTV investments acquired	0	1,232
Equity in net income of affiliates	98	79	$ 175
Dividends and Distributions received	(61)	(30)
Currency translation adjustments	(156)	0
Other adjustments	(21)	(2)
End of year	$ 1,674	$ 1,606	$ 250